Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Schedule of Movements in Noncontrolling Interest
The following tables show the movements in noncontrolling interest during the years ended December 31, 2017 and 2016:

Year ended December 31, 2017 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – beginning	22	50	72
Distributions to noncontrolling interest	(2)	(4)	(6)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest – ending	22	50	72

Year ended December 31, 2016 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – beginning	23	52	75
Distributions to noncontrolling interest	(3)	(6)	(9)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest – ending	22	50	72